Finance debt (Details 4) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Borrowings	$ 29,954	$ 35,700
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Borrowings	2,879
Not later than one year [member] | Finance Debt Total [Member]
IfrsStatementLineItems [Line Items]
Borrowings	3,576	$ 3,641
Not later than one year [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	622
Not later than one year [member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Borrowings	37
Not later than one year [member] | United Kingdom, Pounds
IfrsStatementLineItems [Line Items]
Borrowings	$ 38
Not later than one year [member] | Weighted average [member]
IfrsStatementLineItems [Line Items]
Average interest rate	6.80%
Not later than one year [member] | Weighted average [member] | Finance Debt Total [Member]
IfrsStatementLineItems [Line Items]
Average interest rate	6.70%	5.20%
Not later than one year [member] | Weighted average [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Average interest rate	6.70%
Not later than one year [member] | Weighted average [member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Average interest rate	4.70%
Not later than one year [member] | Weighted average [member] | United Kingdom, Pounds
IfrsStatementLineItems [Line Items]
Average interest rate	6.20%
Not later than one year [member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Average interest rate	6.10%
Not later than one year [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings	$ 2,588
Not later than one year [member] | Floating interest rate [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	324
Not later than one year [member] | Floating interest rate [member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Borrowings	37
Not later than one year [member] | Floating interest rate [member] | United Kingdom, Pounds
IfrsStatementLineItems [Line Items]
Borrowings	38
Not later than one year [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings	291
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Borrowings	3,240
Later than one year and not later than two years [member] | Finance Debt Total [Member]
IfrsStatementLineItems [Line Items]
Borrowings	3,943	$ 2,973
Later than one year and not later than two years [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	690
Later than one year and not later than two years [member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Borrowings	$ 13
Later than one year and not later than two years [member] | Weighted average [member]
IfrsStatementLineItems [Line Items]
Average interest rate	6.50%
Later than one year and not later than two years [member] | Weighted average [member] | Finance Debt Total [Member]
IfrsStatementLineItems [Line Items]
Average interest rate	6.50%	5.30%
Later than one year and not later than two years [member] | Weighted average [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Average interest rate	6.90%
Later than one year and not later than two years [member] | Weighted average [member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Average interest rate	4.70%
Later than one year and not later than two years [member] | Weighted average [member] | United Kingdom, Pounds
IfrsStatementLineItems [Line Items]
Average interest rate	0.00%
Later than one year and not later than two years [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings	$ 2,681
Later than one year and not later than two years [member] | Floating interest rate [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	280
Later than one year and not later than two years [member] | Floating interest rate [member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Borrowings	13
Later than one year and not later than two years [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings	559
Later than one year and not later than two years [member] | Fixed interest rate [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	410
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Borrowings	2,569
Later than two years and not later than three years [member] | Finance Debt Total [Member]
IfrsStatementLineItems [Line Items]
Borrowings	3,079	$ 3,988
Later than two years and not later than three years [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	221
Later than two years and not later than three years [member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Borrowings	$ 289
Later than two years and not later than three years [member] | Weighted average [member] | Finance Debt Total [Member]
IfrsStatementLineItems [Line Items]
Average interest rate	6.10%	5.50%
Later than two years and not later than three years [member] | Weighted average [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Average interest rate	6.50%
Later than two years and not later than three years [member] | Weighted average [member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Average interest rate	4.70%
Later than two years and not later than three years [member] | Weighted average [member] | United Kingdom, Pounds
IfrsStatementLineItems [Line Items]
Average interest rate	0.00%
Later than two years and not later than three years [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings	$ 1,934
Later than two years and not later than three years [member] | Floating interest rate [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	138
Later than two years and not later than three years [member] | Floating interest rate [member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Borrowings	289
Later than two years and not later than three years [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings	635
Later than two years and not later than three years [member] | Fixed interest rate [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	83
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Borrowings	1,528
Later than three years and not later than four years [member] | Finance Debt Total [Member]
IfrsStatementLineItems [Line Items]
Borrowings	2,523	$ 3,449
Later than three years and not later than four years [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	440
Later than three years and not later than four years [member] | United Kingdom, Pounds
IfrsStatementLineItems [Line Items]
Borrowings	$ 555
Later than three years and not later than four years [member] | Weighted average [member]
IfrsStatementLineItems [Line Items]
Average interest rate	6.30%
Later than three years and not later than four years [member] | Weighted average [member] | Finance Debt Total [Member]
IfrsStatementLineItems [Line Items]
Average interest rate	6.20%	5.60%
Later than three years and not later than four years [member] | Weighted average [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Average interest rate	6.20%
Later than three years and not later than four years [member] | Weighted average [member] | United Kingdom, Pounds
IfrsStatementLineItems [Line Items]
Average interest rate	6.20%
Later than three years and not later than four years [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings	$ 1,143
Later than three years and not later than four years [member] | Floating interest rate [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	138
Later than three years and not later than four years [member] | Floating interest rate [member] | United Kingdom, Pounds
IfrsStatementLineItems [Line Items]
Borrowings	555
Later than three years and not later than four years [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings	385
Later than three years and not later than four years [member] | Fixed interest rate [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	302
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Borrowings	2,465
Later than four years and not later than five years [member] | Finance Debt Total [Member]
IfrsStatementLineItems [Line Items]
Borrowings	2,892	$ 2,832
Later than four years and not later than five years [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	$ 427
Later than four years and not later than five years [member] | Weighted average [member]
IfrsStatementLineItems [Line Items]
Average interest rate	5.90%
Later than four years and not later than five years [member] | Weighted average [member] | Finance Debt Total [Member]
IfrsStatementLineItems [Line Items]
Average interest rate	6.00%	5.90%
Later than four years and not later than five years [member] | Weighted average [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Average interest rate	6.40%
Later than four years and not later than five years [member] | Weighted average [member] | United Kingdom, Pounds
IfrsStatementLineItems [Line Items]
Average interest rate	0.00%
Later than four years and not later than five years [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings	$ 1,739
Later than four years and not later than five years [member] | Floating interest rate [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	333
Later than four years and not later than five years [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings	726
Later than four years and not later than five years [member] | Fixed interest rate [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	94
Later than five years [member]
IfrsStatementLineItems [Line Items]
Borrowings	10,006
Later than five years [member] | Finance Debt Total [Member]
IfrsStatementLineItems [Line Items]
Borrowings	13,941	$ 18,817
Later than five years [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	2,507
Later than five years [member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Borrowings	583
Later than five years [member] | United Kingdom, Pounds
IfrsStatementLineItems [Line Items]
Borrowings	$ 845
Later than five years [member] | Weighted average [member]
IfrsStatementLineItems [Line Items]
Average interest rate	6.60%
Later than five years [member] | Weighted average [member] | Finance Debt Total [Member]
IfrsStatementLineItems [Line Items]
Average interest rate	6.60%	6.50%
Later than five years [member] | Weighted average [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Average interest rate	6.60%
Later than five years [member] | Weighted average [member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Average interest rate	4.70%
Later than five years [member] | Weighted average [member] | United Kingdom, Pounds
IfrsStatementLineItems [Line Items]
Average interest rate	6.50%
Later than five years [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings	$ 652
Later than five years [member] | Floating interest rate [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	1,060
Later than five years [member] | Floating interest rate [member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Borrowings	583
Later than five years [member] | Floating interest rate [member] | United Kingdom, Pounds
IfrsStatementLineItems [Line Items]
Borrowings	845
Later than five years [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings	9,354
Later than five years [member] | Fixed interest rate [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	1,447
Total [Member]
IfrsStatementLineItems [Line Items]
Borrowings	22,687
Total [Member] | Finance Debt Total [Member]
IfrsStatementLineItems [Line Items]
Borrowings	29,954	$ 35,700
Total [Member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	4,907
Total [Member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Borrowings	922
Total [Member] | United Kingdom, Pounds
IfrsStatementLineItems [Line Items]
Borrowings	$ 1,438
Total [Member] | Weighted average [member]
IfrsStatementLineItems [Line Items]
Average interest rate	6.60%
Total [Member] | Weighted average [member] | Finance Debt Total [Member]
IfrsStatementLineItems [Line Items]
Average interest rate	6.50%	6.20%
Total [Member] | Weighted average [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Average interest rate	6.60%
Total [Member] | Weighted average [member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Average interest rate	4.70%
Total [Member] | Weighted average [member] | United Kingdom, Pounds
IfrsStatementLineItems [Line Items]
Average interest rate	6.30%
Total [Member] | Floating interest rate [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	$ 2,273
Total [Member] | Floating interest rate [member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Borrowings	922
Total [Member] | Floating interest rate [member] | United Kingdom, Pounds
IfrsStatementLineItems [Line Items]
Borrowings	1,438
Total [Member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings	11,950
Total [Member] | Fixed interest rate [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	2,634
At fair value [member]
IfrsStatementLineItems [Line Items]
Borrowings	22,721
At fair value [member] | Finance Debt Total [Member]
IfrsStatementLineItems [Line Items]
Borrowings	29,853	$ 37,891
At fair value [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	4,907
At fair value [member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Borrowings	897
At fair value [member] | United Kingdom, Pounds
IfrsStatementLineItems [Line Items]
Borrowings	1,328
Up To One Year [Member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings	10,737
Up To One Year [Member] | Fixed interest rate [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	$ 298